Notes to the consolidated financial statements - Additional Information (Details) € in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)
Notes to the consolidated financial statements
Proceeds from the issuance of shares (net of transaction costs)	€ 235,840	$ 17.5
Revenue recognized	7,129		€ 24,373
Milestone revenues
Notes to the consolidated financial statements
Revenue recognized	423		4,725
Additional development milestone payments			€ 10,000
Development milestone payment included in contract liabilities	€ 3,321